Leases - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2021
Lessee Lease
Total consideration of land use rights	¥ 766,662
Operating lease term (in years)	50 years
Amortization of land use rights	¥ 12,807
Jiangsu CHJ | Changzhou Chehejin [Member]
Lessee Lease
Equity interest (as a percent)		100.00%
Total consideration in cash paid	537,009
Total consideration	567,118
Changzhou Chehejin [Member]
Lessee Lease
Business combination recognized identifiable assets acquired and liabilities assumed property plant and equipment	¥ 47,876